Fair Value Measurements - Schedule of Significant Unobservable Inputs (Details) - Available-for-Sale Securities [Member]	Mar. 31, 2026	Mar. 31, 2025
Implied price to sales after discount for lack of marketability [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Debt Securities, Available-for-sale, Measurement Input	0.69	0.77
Weighted average cost of capital [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Debt Securities, Available-for-sale, Measurement Input
Lack of marketability discount [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Debt Securities, Available-for-sale, Measurement Input		24
Risk-free rate [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Debt Securities, Available-for-sale, Measurement Input		1.6
Expected volatility [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Debt Securities, Available-for-sale, Measurement Input		40.97
Probability [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Debt Securities, Available-for-sale	Liquidation scenario: 45% Redemption scenario: 45% IPO scenario: 10%	Liquidation scenario: 40%, 35% Redemption scenario: 40%, 35% IPO scenario: 20%, 30%
Minimum [Member] | Lack of marketability discount [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Debt Securities, Available-for-sale, Measurement Input	20	20
Minimum [Member] | Risk-free rate [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Debt Securities, Available-for-sale, Measurement Input	1.26	1.56
Minimum [Member] | Expected volatility [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Debt Securities, Available-for-sale, Measurement Input	35.88	43.7
Minimum [Member] | Probability [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Debt Securities, Available-for-sale
Maximum [Member] | Lack of marketability discount [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Debt Securities, Available-for-sale, Measurement Input	29	31
Maximum [Member] | Risk-free rate [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Debt Securities, Available-for-sale, Measurement Input	1.54	1.65
Maximum [Member] | Expected volatility [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Debt Securities, Available-for-sale, Measurement Input	39.03	42.4
Maximum [Member] | Probability [Member]
Schedule of Significant Unobservable Inputs [Line Items]
Debt Securities, Available-for-sale